Fees Summary	Jul. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 665,000
Previously Paid Amount	0.00
Total Fee Amount	101.81
Total Offset Amount	0.00
Net Fee	101.81
Narrative - Max Aggregate Offering Price	$ 665,000
Final Prospectus	true